UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1. Name and address of issuer:

      Satuit Capital Management Trust
      2608 Goldbug Avenue
      Sullivan's Island, South Carolina 29482

2. The name of each series or class of securities for which this Form is filed:

      Satuit Capital Micro Cap Fund

3. Investment Company Act File Number:          811-10103

      Securities Act File Number:               333-45040

4. (a) Last day of fiscal year for which this Form is filed: October 31st

4. (b) Check box if this Form is being filed late |_|

4. (c) Check box if this is the last time the issuer will be filing this Form
|_|

5. Calculation of registration fee:

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(i)   Aggregate sale price of securities sold
      during the fiscal year pursuant to                $8,706,645
      section 24(f):
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(ii)  Aggregate price of securities
      redeemed or repurchased
      during the fiscal
      year:                             $1,811,896
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(iii) Aggregate price of securities
      redeemed or repurchased during
      any prior fiscal year ending no
      earlier than October 11, 1995
      that were not previously used
      to reduce registration
      fees payable to
      the Commission:                   $     --

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(iv) Total available redemption credits [add
      Items 5(ii) and 5(iii):                           $1,811,896
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(v) Net sales - if Item 5(i) is greater
      than Item 5(iv) [subtract Item 5(iv)              $6,894,749
      from Item 5(i):
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(vi) Redemption credits available for
     use in future years - If Item 5(i) is
     less than Item 5(iv) [subtract Item 5(iv)
     from Item 5(i):                            $(-0-)
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(vii) Multiplier for determining registration fee:       X.0001267
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(viii) Registration fee due [multiply
      Item 5(v) by Item 5(vii)](enter "0" if            =$873.56
      no fee is due):
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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.
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7.    Interest due - if this Form
      is being filed more than
      90 days after the end
      of the issuer's fiscal year
     (see Instruction D):                                +$    -0-
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8.    Total of the amount of the
      registration fee due plus
      any interest due
      [line 5(viii) plus line 7]:                         =$873.56
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9. Date the registration fee any any interest payment was sent to the
Commission's lockbox depository:

      Method of Delivery:

                           | X |  Wire Transfer
                            --
                           |   | Mail or other means



                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By: (Signature and Title)      /s/ John Pasco, III
                               -------------------
                                  John Pasco, III
                                  Administrator

Date:  January 28, 2005